SEPTEMBER 1, 2009

                           TOUCHSTONE INVESTMENT TRUST

                           TOUCHSTONE HIGH YIELD FUND

           SUPPLEMENT TO THE CLASS Y PROSPECTUS DATED FEBRUARY 1, 2009

     NOTICE OF CHANGE TO THE ADVISORY FEE OF THE TOUCHSTONE HIGH YIELD FUND

ON PAGE 4 OF THE PROSPECTUS, PLEASE REPLACE THE SECTION TITLED "THE FUND'S FEES AND EXPENSES" WITH THE FOLLOWING:

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

              Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                                           None
--------------------------------------------------------------------------------


       Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.57%
--------------------------------------------------------------------------------
Other Expenses                                                             0.67%
Total Annual Fund Operating Expenses                                       1.24%
Fee Waiver and/or Expense Reimbursement(2)                                 0.44%
Net Expenses                                                               0.80%

(1) "Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective September 1, 2009. Under the previous fee schedule, the Fund paid 0.60% of the first $100 million of average net assets, 0.55% of the next $100 million of average net assets, 0.50% of the next $100 million of average net assets and 0.45% on assets over $300 million. Under the amended fee schedule, the Fund pays a fee of 0.60% of the first $50 million of average net assets, 0.50% of the next $250 million of average net assets and 0.45% on assets over $300 million.

(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, and other extraordinary expenses not incurred in the ordinary course of Touchstone's business). This expense limitation will remain in effect until at least January 31, 2010. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class Y shares will not exceed 0.80%.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                                       $82
--------------------------------------------------------------------------------
3 Years                                                                     $350
5 Years                                                                     $639
10 Years                                                                  $1,461
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

ON PAGE 10 OF THE PROSPECTUS, PLEASE REPLACE THE 5TH PARAGRAPH UNDER THE SECTION TITLED "INVESTMENT ADVISOR" WITH THE FOLLOWING:

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, sub-administrative agent or other parties. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee to be paid to Touchstone Advisors by the Fund during the current fiscal year is 0.57% of its average daily net assets. This advisory fee is net of advisory fees waived by Touchstone Advisors, if any.*

* The Board of Trustees approved a change to the Fund's advisory fee schedule effective September 1, 2009. Under the previous fee schedule, the Fund paid 0.60% of the first $100 million of average net assets, 0.55% of the next $100 million of average net assets, 0.50% of the next $100 million of average net assets and 0.45% on assets over $300 million. Under the amended fee schedule, the Fund pays a fee of 0.60% of the first $50 million of average net assets, 0.50% of the next $250 million of average net assets and 0.45% on assets over $300 million. The fee paid by the Fund to Touchstone Advisors during the Fund's most recent fiscal year was 0.60%.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                               SEPTEMBER 1, 2009

                           TOUCHSTONE INVESTMENT TRUST

                           TOUCHSTONE HIGH YIELD FUND

               SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2009

     NOTICE OF CHANGE TO THE ADVISORY FEE OF THE TOUCHSTONE HIGH YIELD FUND

ON PAGES 8 AND 9 OF THE PROSPECTUS, PLEASE REPLACE THE SECTION TITLED "THE FUND'S FEES AND EXPENSES" WITH THE FOLLOWING:

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the Fund:

             Shareholder Fees
(fees paid directly from your investment)
                                                           Class A         Class B         Class C
----------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)          4.75%(1)        None            None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)             None(2)         5.00%(3)        1.00%(4)
Wire Redemption Fee                                        Up to $15       Up to $15       Up to $15
----------------------------------------------------------------------------------------------------

        Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------
Management Fees(5)                                         0.57%           0.57%           0.57%
Distribution (12b-1) Fees                                  0.25%           1.00%           1.00%
Other Expenses                                             0.41%           0.67%           0.60%
Total Annual Fund Operating Expenses                       1.26%           2.24%           2.17%
Fee Waiver and/or Expense Reimbursement(6)                 0.18%           0.44%           0.37%
Net Expenses                                               1.05%           1.80%           1.80%
----------------------------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases (see "Reduced Class A Sales Charge" in this Prospectus).

(2) Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(3) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.

(4) The 1.00% CDSC is not applicable if shares are held for 1 year or longer and may be waived under other circumstances described in this Prospectus.

(5) "Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective September 1, 2009. Under the previous fee schedule, the Fund paid 0.60% of the first $100 million of average net assets, 0.55% of the next $100 million of average net assets, 0.50% of the next $100 million of average net assets and 0.45% on assets over $300 million. Under the amended fee schedule, the Fund pays a fee of 0.60% of the first $50 million of average net assets, 0.50% of the next $250 million of average net assets and 0.45% on assets over $300 million.

(6) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 and other extraordinary expenses not incurred in the ordinary course of Touchstone's business). This expense limitation will remain in effect until at least January 31, 2010. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares, Class B shares and Class C shares (including Rule 12b-1 fees) will not exceed 1.05%, 1.80% and 1.80%, respectively.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 Assuming No
                      Assuming Redemption at End of Period       Redemption
--------------------------------------------------------------------------------
                      Class A        Class B       Class C    Class B    Class C

1 Year                $  577         $  583        $  283     $  183     $  183
3 Years               $  836         $  858        $  644     $  658     $  644
5 Years               $1,115         $1,260        $1,131     $1,160     $1,131
10 Years              $1,908         $2,292        $2,474     $2,292     $2,474
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

ON PAGE 19 OF THE PROSPECTUS, PLEASE REPLACE THE TABLE OF THE BOTTOM OF THE PAGE WITH THE FOLLOWING:

Name of Fund                                   Annual Fee Rate

Core Bond Fund                                 0.50% of average daily net assets
High Yield Fund*                               0.57% of average daily net assets
Money Market Fund                              0.45% of average daily net assets
--------------------------------------------------------------------------------
* The Board of Trustees approved a change to the Fund's advisory fee schedule effective September 1, 2009. Under the previous fee schedule, the Fund paid 0.60% of the first $100 million of average net assets, 0.55% of the next $100 million of average net assets, 0.50% of the next $100 million of average net assets and 0.45% on assets over $300 million. Under the amended fee schedule, the Fund pays a fee of 0.60% of the first $50 million of average net assets, 0.50% of the next $250 million of average net assets and 0.45% on assets over $300 million. The fee paid by the Fund to Touchstone Advisors during the Fund's most recent fiscal year was 0.60%.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.